Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Tangible assets	$ 3,374	$ 3,381	$ 3,478
Net book value	179
Intangible assets	121	123	131
Investments in associates and joint ventures	1,573	1,528	1,504
Other investments	136	141	150
Inventories	126	106	91
Trade, other receivables and other assets	119	102	73
Deferred taxation	0	0	5
Cash restricted for use	36	35	34
Total Non-current assets	5,664	5,416	5,466
Current Assets
Other investments	7	6	6
Inventories, trade and other receivables, intergroup balances and other current assets	877	861	898
Cash restricted for use	17	31	19
Cash and cash equivalents	342	329	215	$ 205
Current assets other than non-current assets held for sale	1,243	1,227	1,138
Total Current assets	1,243	1,227	1,138
Total assets	6,907	6,643	6,604
EQUITY AND LIABILITIES
Share capital and premium	7,192	7,171	7,157
Accumulated losses and other reserves	(4,444)	(4,519)	(4,552)
Shareholders' equity	2,748	2,652	2,605
Non-controlling interests	32	42	36
Total equity	2,780	2,694	2,641	2,704
Non-current liabilities	2,740	3,156	3,344
Current liabilities including intergroup balances	1,387	793	619
Total liabilities	4,127	3,949	3,963
Total equity and liabilities	6,907	6,643	6,604
Consolidation adjustments
Non-current assets
Tangible assets	0	0	0
Net book value	0
Intangible assets	(1)	(1)	(1)
Investments in associates and joint ventures	(6,613)	(6,508)	(6,506)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade, other receivables and other assets	(29)	(29)	(29)
Deferred taxation			0
Cash restricted for use	0	0	0
Total Non-current assets	(6,645)	(6,540)	(6,538)
Current Assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,159)	(1,111)	(902)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets held for sale	(1,159)	(1,111)	(902)
Total assets	(7,804)	(7,651)	(7,440)
EQUITY AND LIABILITIES
Share capital and premium	(6,933)	(6,917)	(6,917)
Accumulated losses and other reserves	1,806	1,904	1,955
Shareholders' equity	(5,127)	(5,013)	(4,962)
Non-controlling interests	0	0	0
Total equity	(5,127)	(5,013)	(4,962)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,677)	(2,638)	(2,478)
Total liabilities	(2,677)	(2,638)	(2,478)
Total equity and liabilities	(7,804)	(7,651)	(7,440)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible assets	629	625	656
Net book value	3
Intangible assets	1	1	0
Investments in associates and joint ventures	2,504	2,383	2,357
Other investments	1	2	1
Inventories	0	1	1
Trade, other receivables and other assets	0	0	0
Deferred taxation			0
Cash restricted for use	0	0	0
Total Non-current assets	3,138	3,012	3,015
Current Assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	356	390	386
Cash restricted for use	0	0	0
Cash and cash equivalents	23	7	3	11
Current assets other than non-current assets held for sale	379	397	389
Total assets	3,517	3,409	3,404
EQUITY AND LIABILITIES
Share capital and premium	7,192	7,171	7,157
Accumulated losses and other reserves	(4,444)	(4,519)	(4,552)
Shareholders' equity	2,748	2,652	2,605
Non-controlling interests	0	0	0
Total equity	2,748	2,652	2,605
Non-current liabilities	345	319	301
Current liabilities including intergroup balances	424	438	498
Total liabilities	769	757	799
Total equity and liabilities	3,517	3,409	3,404
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible assets	0	0	0
Net book value	0
Intangible assets	0	0	0
Investments in associates and joint ventures	4,245	4,255	4,294
Other investments	2	3	9
Inventories	0	0	0
Trade, other receivables and other assets	29	29	29
Deferred taxation			0
Cash restricted for use	0	0	0
Total Non-current assets	4,276	4,287	4,332
Current Assets
Other investments	7	6	6
Inventories, trade and other receivables, intergroup balances and other current assets	474	416	230
Cash restricted for use	0	0	0
Cash and cash equivalents	102	97	96	21
Current assets other than non-current assets held for sale	583	519	332
Total assets	4,859	4,806	4,664
EQUITY AND LIABILITIES
Share capital and premium	6,096	6,096	6,096
Accumulated losses and other reserves	(3,203)	(3,310)	(3,397)
Shareholders' equity	2,893	2,786	2,699
Non-controlling interests	0	0	0
Total equity	2,893	2,786	2,699
Non-current liabilities	1,028	1,734	1,733
Current liabilities including intergroup balances	938	286	232
Total liabilities	1,966	2,020	1,965
Total equity and liabilities	4,859	4,806	4,664
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible assets	2,745	2,756	2,822
Net book value	176
Intangible assets	121	123	132
Investments in associates and joint ventures	1,437	1,398	1,359
Other investments	135	138	142
Inventories	126	105	90
Trade, other receivables and other assets	119	102	73
Deferred taxation			5
Cash restricted for use	36	35	34
Total Non-current assets	4,895	4,657	4,657
Current Assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,206	1,166	1,184
Cash restricted for use	17	31	19
Cash and cash equivalents	217	225	116	$ 173
Current assets other than non-current assets held for sale	1,440	1,422	1,319
Total assets	6,335	6,079	5,976
EQUITY AND LIABILITIES
Share capital and premium	837	821	821
Accumulated losses and other reserves	1,397	1,406	1,442
Shareholders' equity	2,234	2,227	2,263
Non-controlling interests	32	42	36
Total equity	2,266	2,269	2,299
Non-current liabilities	1,367	1,103	1,310
Current liabilities including intergroup balances	2,702	2,707	2,367
Total liabilities	4,069	3,810	3,677
Total equity and liabilities	$ 6,335	$ 6,079	$ 5,976